Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
In accordance with the rules adopted by the SEC pursuant to the
Dodd-Frank
Act of 2010, we provide the following disclosure regarding executive compensation for our Chief Executive Officer and other
(non-CEO)
named executive officers (“NEOs”) and Company performance for the fiscal years listed below.
The amounts below shown for Compensation Actually Paid do not represent the value of cash and shares of the Company’s common stock received by NEOs during the year, but rather is an amount calculated in accordance with SEC rules and includes, among other things, year-over-year
changes in the value of unvested
equity-based
awards. As a result of the calculation methodology required by the SEC, Compensation Actually Paid amounts below differ from compensation actually earned, realized or received by the individuals.

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Company Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income (Loss) (Thousands) ($)	Company Selected Measure: Stock Price Measure ($)(5)

2023	295,125	303,463,125	9,721,168	19,646,568	94.08	159.77	4,791,795	128.87

2022	311,233	(585,324,767)	9,484,778	(20,027,758)	59.08	101.22	1,893,105	100.59

2021	132,152	301,440,152	9,419,946	19,647,185	115.05	140.97	(352,034)	176.69

2020	120,099,075	1,146,063,075	17,432,764	88,442,213	101.44	104.79	(4,584,716)	147.62

(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our CEO during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs

2023	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2022	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2021	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2020	Brian Chesky	Dave Stephenson, Joseph Gebbia, Nathan Blecharczyk, and Catherine Powell

(2)
The calculation of 2023 Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the CEO and our remaining NEOs as set forth below:

Adjustments	CEO	Average Non CEO-NEOs

Summary Compensation Table Total	295,125	9,721,168

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	—	(8,729,369)

Increase for Year-End Fair Value of Equity Awards Granted in the Fiscal Year that were Outstanding and Unvested as of Fiscal Year —end, Determined as of the Fiscal Year —end	—	6,543,904

Increase for Vesting Date Fair Value of Equity Awards Granted and Vested in the Fiscal Year, Determined as of Vesting Date	—	1,831,601

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year —End, Determined Based on Change in Fair Value from Prior Fiscal Year —End to Applicable Fiscal Year —End	303,168,000	4,503,137

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that Vested during Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year —End to Vesting Date	—	6,123,518

Deduction for Equity Awards Granted During Prior Fiscal Years that Failed to Meet Vesting Conditions during Applicable Fiscal Year, Determined as of Prior Fiscal Year —End	—	(347,391)

TOTAL ADJUSTMENTS	303,168,000	9,925,400

COMPENSATION ACTUALLY PAID	303,463,125	19,646,568

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting
RSU awards, the

closing price per share on the applicable
year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Mr. Chesky’s
Multi-Year
Award, using a Monte Carlo simulation model as of the applicable year-end
date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date
fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 12 to our consolidated financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023 and prior fiscal years.

(3)
The Compensation Actually Paid to Mr. Chesky largely reflects the change in the fair value, as calculated in accordance with ASC Topic 718, of the
Multi-Year
Award granted to Mr. Chesky in November 2020, as detailed in footnote (2) above. The Compensation Actually Paid to Mr. Chesky for 2020 reflects the fair value of this award as of December 31, 2020, which is substantially larger than the value of the award as of the grant date due to the substantial increase in the fair value of our Class A common stock from the grant date ($35.81), which was prior to our IPO, through December 31, 2020 ($146.80), representing an increase of 310%. As of December 31, 2020, no portion of the
Multi-Year
Award had been earned.

As disclosed in the “CEO
Multi-Year
Equity Award” section in our Compensation Discussion and Analysis, the Multi Year Award is intended to cover ten years of compensation and may be earned, if at all, based on our 60 trading day trailing average closing stock price exceeding progressively higher stock price hurdles, ranging from $125 to $485, over a
10-year
period. In order to earn all of the tranches, the stock price will have to be over 7x the price at IPO and 13x the price at the time of grant. Outside of shares held to cover taxes, vested shares are not delivered to Mr. Chesky for two years following the vesting date. As of December 31, 2023, only two of the 10 tranches have been earned and vested, and per the terms of the award, other than an amount necessary to cover taxes, shares underlying the vested RSUs subject to the second tranche had not been issued yet. In designing the compensation program for Mr. Chesky, our board of directors was cognizant of Mr. Chesky’s intention to donate the net proceeds from the award to community, philanthropic and charitable causes.

(4)
Represents the cumulative total shareholder return (TSR) on our Class A common stock and the cumulative TSR on the S&P 500 Information Technology Index (the “Peer Group TSR”), which is the same peer group used for the Stock Return Performance Graph included in our Annual Report on Form
10-K,
through December 31, 2020, 2021, 2022 and 2023. The table assumes $100 was invested at the market close on December 10, 2020, which was the first day our Class A common stock began trading. The cumulative TSR on our Class A common stock for fiscal year 2020 through 2022 have been corrected to reflect the investment of $100 at the market close on December 10, 2020. Data for the Peer Group TSR assumes reinvestment of dividends.

(5)
The
Multi-Year
Award granted to Mr. Chesky in November 2020 is divided into ten tranches that are eligible to vest based on the achievement of stock price goals measured based on the average of our stock price over a 60 trading day trailing average during a ten-year
performance period. The Company does not utilize any other financial performance measures, as defined under SEC rules, in any significant way in its executive compensation programs, and as such has determined to utilize the 60 trading day trailing average closing stock price of our Class A common stock as of the end of each fiscal year (the “Stock Price Measure”), as the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023 to our performance. See “CEO
Multi-Year
Equity Award” section for more detail. For 2020, the Stock Price Measure represents the average price from our full trading history at the time, as we were not yet publicly traded for 60 trading days.

Company Selected Measure Name	Stock Price Measure
Named Executive Officers, Footnote
(1)
Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for our CEO during each applicable fiscal year and the average of the total compensation as reported in the Summary Compensation Table for our remaining NEOs for the relevant fiscal year, which captures the individuals indicated in the table below for each fiscal year:

Year	CEO	Non-CEO NEOs

2023	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2022	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2021	Brian Chesky	Dave Stephenson, Nathan Blecharczyk, Aristotle Balogh, and Catherine Powell

2020	Brian Chesky	Dave Stephenson, Joseph Gebbia, Nathan Blecharczyk, and Catherine Powell

Peer Group Issuers, Footnote	Represents the cumulative total shareholder return (TSR) on our Class A common stock and the cumulative TSR on the S&P 500 Information Technology Index (the “Peer Group TSR”), which is the same peer group used for the Stock Return Performance Graph included in our Annual Report on Form
10-K,
	through December 31, 2020, 2021, 2022 and 2023. The table assumes $100 was invested at the market close on December 10, 2020, which was the first day our Class A common stock began trading. The cumulative TSR on our Class A common stock for fiscal year 2020 through 2022 have been corrected to reflect the investment of $100 at the market close on December 10, 2020. Data for the Peer Group TSR assumes reinvestment of dividends.
PEO Total Compensation Amount	$ 295,125	$ 311,233	$ 132,152	$ 120,099,075
PEO Actually Paid Compensation Amount	$ 303,463,125	(585,324,767)	301,440,152	1,146,063,075
Adjustment To PEO Compensation, Footnote
(2)
The calculation of 2023 Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the CEO and our remaining NEOs as set forth below:

Adjustments	CEO	Average Non CEO-NEOs

Summary Compensation Table Total	295,125	9,721,168

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	—	(8,729,369)

Increase for Year-End Fair Value of Equity Awards Granted in the Fiscal Year that were Outstanding and Unvested as of Fiscal Year —end, Determined as of the Fiscal Year —end	—	6,543,904

Increase for Vesting Date Fair Value of Equity Awards Granted and Vested in the Fiscal Year, Determined as of Vesting Date	—	1,831,601

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year —End, Determined Based on Change in Fair Value from Prior Fiscal Year —End to Applicable Fiscal Year —End	303,168,000	4,503,137

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that Vested during Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year —End to Vesting Date	—	6,123,518

Deduction for Equity Awards Granted During Prior Fiscal Years that Failed to Meet Vesting Conditions during Applicable Fiscal Year, Determined as of Prior Fiscal Year —End	—	(347,391)

TOTAL ADJUSTMENTS	303,168,000	9,925,400

COMPENSATION ACTUALLY PAID	303,463,125	19,646,568

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting
RSU awards, the

closing price per share on the applicable
year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Mr. Chesky’s
Multi-Year
Award, using a Monte Carlo simulation model as of the applicable year-end
date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date
fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 12 to our consolidated financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 9,721,168	9,484,778	9,419,946	17,432,764
Non-PEO NEO Average Compensation Actually Paid Amount	$ 19,646,568	(20,027,758)	19,647,185	88,442,213
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The calculation of 2023 Compensation Actually Paid reflects certain adjustments to the Total Compensation as reflected in the Summary Compensation Table for the CEO and our remaining NEOs as set forth below:

Adjustments	CEO	Average Non CEO-NEOs

Summary Compensation Table Total	295,125	9,721,168

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year	—	(8,729,369)

Increase for Year-End Fair Value of Equity Awards Granted in the Fiscal Year that were Outstanding and Unvested as of Fiscal Year —end, Determined as of the Fiscal Year —end	—	6,543,904

Increase for Vesting Date Fair Value of Equity Awards Granted and Vested in the Fiscal Year, Determined as of Vesting Date	—	1,831,601

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year —End, Determined Based on Change in Fair Value from Prior Fiscal Year —End to Applicable Fiscal Year —End	303,168,000	4,503,137

Increase/Deduction for Equity Awards Granted During Prior Fiscal Years that Vested during Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year —End to Vesting Date	—	6,123,518

Deduction for Equity Awards Granted During Prior Fiscal Years that Failed to Meet Vesting Conditions during Applicable Fiscal Year, Determined as of Prior Fiscal Year —End	—	(347,391)

TOTAL ADJUSTMENTS	303,168,000	9,925,400

COMPENSATION ACTUALLY PAID	303,463,125	19,646,568

Fair value or change in fair value, as applicable, of equity awards in the Compensation Actually Paid columns is calculated in accordance with ASC Topic 718 and was determined by reference to (i) for solely service-vesting
RSU awards, the

closing price per share on the applicable
year-end
date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for Mr. Chesky’s
Multi-Year
Award, using a Monte Carlo simulation model as of the applicable year-end
date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value; and (iii) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s). For all awards, fair value is determined based on the same methodology as used to determine grant-date
fair value. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 12 to our consolidated financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2023 and prior fiscal years.

Total Shareholder Return Amount	$ 94.08	59.08	115.05	101.44
Peer Group Total Shareholder Return Amount	159.77	101.22	140.97	104.79
Net Income (Loss)	$ 4,791,795,000	$ 1,893,105,000	$ (352,034,000)	$ (4,584,716,000)
Company Selected Measure Amount	128.87	100.59	176.69	147.62
PEO Name	Brian Chesky
PEO | IncreaseDeduction for Equity Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 303,168,000
PEO | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	303,168,000
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,729,369)
Non-PEO NEO | Increase for Year End Fair Value of Equity Awards Granted in the Fiscal Year that were Outstanding and Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,543,904
Non-PEO NEO | Increase for Vesting Date Fair Value of Equity Awards Granted and Vested in the Fiscal Year, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,831,601
Non-PEO NEO | IncreaseDeduction for Equity Awards Granted During Prior Fiscal Years that were Outstanding and Unvested as of Applicable Fiscal Year End, Determined Based on Change in Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,503,137
Non-PEO NEO | IncreaseDeduction for Equity Awards Granted During Prior Fiscal Years that Vested During Applicable Fiscal Year, Determined Based on Change in Fair Value from Prior Fiscal Year End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,123,518
Non-PEO NEO | Deduction For Equity Awards Granted During Prior Fiscal Years That Failed To Meet Vesting Conditions During Applicable Fiscal Year, Determined As Of Prior Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(347,391)
Non-PEO NEO | TOTAL ADJUSTMENTS [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,925,400